MILLENNIUM INCOME TRUST

                 TREASURERS' GOVERNMENT MONEY MARKET FUND

                               Annual Report

                            September 30, 1998

                          MILLENNIUM INCOME TRUST







     Dear Shareholder,

     We are pleased to provide you with the annual report of the Millennium Income Trust for the year ended September 30, 1998. During the period the Treasurers' Government Money Market Fund (the "Fund") portfolio registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

     Although past performance is no guarantee of future results, the table below presents the Fund's 7 day average yields at the end of the year.

               Treasurers' Government Money Market Fund
                     7 Day Average Yields (9/30/98)
                     ------------------------------
                          Current       Compound
                          -------       --------
                            5.26%          5.40%

     Thank  you  for  choosing the Treasurers' Government  Money  Market
     Fund.   We  look forward to the continued opportunity to meet  your investment needs.


     James A. Casselberry, Jr.
     President


     November 27, 1998

                    STATEMENT OF ASSETS AND LIABILITIES
                            September 30, 1998


ASSETS:
   Investment securities, at cost and value (Note 2)        $ 33,770,291
   Receivables
      Accrued income                                               1,749
      Receivable from related party                               49,188
   Prepaid organizational expenses, net (Note 3)                   5,984
                                                               ---------

         Total assets                                         33,827,212
                                                               ---------
LIABILITES:
   Income distribution payable                                    74,156
   Payable to related party (Note 3)                              13,845
   Accrued Expenses                                               31,405
                                                               ---------

         Total liabilities                                       119,406
                                                               ---------

Net assets                                                  $ 33,707,806
                                                               =========

Net assets consisting of capital shares                     $ 33,707,806
                                                               =========

Shares of beneficial interest outstanding
  (Unlimited number of shares authorized, no par value)       33,707,806

Net asset value, redemption price and offering              $    1.00
   price per share (Note 2)                                       ====





              See accompanying Notes to Financial Statements.

                          STATEMENT OF OPERATIONS
                            September 30, 1998


INVESTMENT INCOME:
   Interest income
       U.S. government securities                  $  455,634
       Repurchase agreements                          245,381
                                                      -------
            Total Income                              701,015

EXPENSES:  (Note 3)
   Management fees                                     25,202
   Administration fees                                  6,300
   Service fees                                        29,081
   Professional fees                                   12,769
   Insurance expense                                    2,200
   Trustees fees & expenses                            11,232
   Registration fees                                   10,145
   Amortization of organization expenses                4,700
                                                      -------
            Total Expenses                            101,629

Less fees waived and expenses reimbursed
   by the Manager and Administrator (Note 3)           74,040
                                                      -------

Net Expenses                                           27,589
                                                      -------

NET INVESTMENT INCOME AND INCREASE
   IN NET ASSETS FROM OPERATIONS                   $  673,426
                                                      =======







              See accompanying Notes to Financial Statements.

                    STATEMENTS OF CHANGES IN NET ASSETS



                                                      Year Ended September 30
                                                          1998          1997
From operations:
     Net investment income                           $    673,426  $   6,315
From dividends:
     Dividends to shareholders from investment income    (673,426)    (6,315)
From capital share transactions:
          Proceeds from shares sold                    33,475,179          0
          Shares issued in reinvestment of dividends      321,417      6,315
          Less payments for shares redeemed              (200,000)   (26,606)
                                                           ------      -----

     Net increase  (decrease) in net assets            33,596,596    (20,291)

Net assets:
   Beginning of period (Note 1)                           111,210    131,501
                                                           ------      -----
   End of period                                     $ 33,707,806  $ 111,210
                                                       ==========    =======

















              See accompanying Notes to Financial Statements.

                           FINANCIAL HIGHLIGHTS

                                                                  Year Ended September 30
                                                                  1998     1997     1996
                                                                -------  -------  -------
Per share data for a share outstanding:
    Net asset value at beginning of period                    $  1.000   $1.000   $1.000
                                                                ------    ------  -------
    Net investment income                                        0.053    0.051    0.052
    Distributions from net investment income                    (0.053)  (0.051)  (0.052)
    Net asset value at end of period                          $  1.000   $1.000   $1.000
                                                                  ====     ====     ====

    Total Return*                                                 5.33%    5.06%    5.27%
                                                                  ====     ====     ====

    Net assets at end of period (000's)                       $ 33,708  $  111    $  132

Ratios net of expenses waived or absorbed by adviser (Note 3)
         Ratio of net expenses to average net assets              0.22%    0.00%    0.00%
         Ratio of net investment income to average net assets     5.33%    5.06%    5.25%
Ratios assuming no fee waiver or expense absorption (Note 3)
         Ratio of expenses to average net assets                  0.80%   30.19%   14.42%
         Ratio of net investment income to average net assets     4.74%  (25.13%) (9.17%)





* Past performance cannot be used to predict future returns. An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.





              See accompanying Notes to Financial Statements.

                          SCHEDULE OF INVESTMENTS
                            September 30, 1998


AGENCY DISCOUNT NOTES   -    65.5 %
                                                 Par            Value
                                           ------------    ------------
   Federal Home Loan Mortgage Corp
      5.41% discount rate, due 10/7/98   $    3,000,000  $    2,997,295
      5.44% discount rate, due 10/9/98        3,000,000       2,996,373
      5.32% discount rate, due 11/5/98        2,500,000       2,487,070
      5.36% discount rate, due 11/16/98       3,024,000       3,003,289
   Federal National Mortgage Association
      5.45% discount rate, due 10/13/98       1,973,000       1,969,422
      5.42% discount rate, due 10/16/98       8,675,000       8,655,409
                                                           ------------
TOTAL AGENCY DISCOUNT NOTES
   (Amortized Cost  $ 22,108,858)                        $   22,108,858



REPURCHASE AGREEMENT (1)   -    35.4 %
                                                Proceeds        Value
                                           ------------    ------------
   Lehman Brothers
   5.40% Issue date 9/30/98 due 10/1/98  $   11,663,182  $   11,661,433
                                           ------------    ------------

TOTAL REPURCHASE AGREEMENT                   11,663,182      11,661,433
                                           ------------    ------------

TOTAL INVESTMENTS                                        $   33,770,291
   (Amortized Cost $ 33,770,291)                           ------------


 (1) Repurchase agreements are fully collateralized by U.S. Government agency securities.




              See accompanying Notes to Financial Statements.

                       NOTES TO FINANCIAL STATEMENTS
                             September 30 1998

(1)  Organization
The Millennium Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust has established one fund series, the Treasurers' Government Money Market Fund (the "Fund"). The Trust was capitalized on January 17, 1995, when 100,000 shares of the Fund were issued at $1.00 per share to Janis S. England, chairman and controlling member of Millennium Financial LLC, ("MFL") the Fund's administrator, and Millennium Capital LLC, ("MCL") the Fund's principal underwriter. The Fund had no operations prior to the public offering (which occurred on October 2, 1995) of shares except for the initial issuance of shares; accordingly, no financial statement information is presented for the period prior to fiscal 1996. The Fund's investment objective is to seek high current income, consistent with protection of capital.

(2)  Significant Accounting Policies
The following is a summary of the Fund's significant accounting policies:

Security valuation - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is designed to enable the Fund to maintain a stable net asset value per share.

Repurchase agreements - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the invesment manager.

Security  transactions - Investment transactions are accounted for  on  the
trade  date.    Securities  sold are valued on  a  specific  identification basis.

Fund share valuation, investment income and distributions to shareholders - The net asset value per share of the Fund is calculated twice a day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. Interest income is accrued as earned. Distributions from net investment income are declared daily and paid on or about the first business day of each month.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

(3)  Transactions with Affiliates
The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. The Secretary/Treasurer of the Trust is the chairman and controlling member of MFL, the Trust's administrator, and MCL, the Trust's principal underwriter.

Investment Management Agreement - The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of 0.20% of its average daily net assets. Trias voluntarily waived its advisory fees and absorbed all Fund expenses through March 31, 1998. Since April 1, 1998 Trias has voluntarily agreed to maintain the Funds expenses at 0.25% of its average daily net assets.

Administration Agreement - The Fund's business affairs are managed by MFL pursuant to the terms of an administration agreement. Under the terms of the administration agreement, the Fund pays MFL a fee, which is computed and accrued daily and paid monthly at the annual rate of 0.05% of its average daily net assets. In order to reduce the operating expenses of the Fund, MFL voluntarily waived its administration fee through March 31, 1998.

Transfer Agent and Shareholder Service Agreement - Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Countrywide Fund Services, Inc. ("CFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend distribution and disbursing agent and performs other shareholder service functions. For these services CFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a minimum monthly fee not to exceed $1,500. In addition the Fund pays CFS' out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement - Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the books and records of the Fund. For these services CFS receives a monthly fee, based on current assets levels, of $2,000 per month.

Prepaid Organizational Expenses - Expenses incurred in connection with the organization of the Trust and the initial offering of shares were paid by MFL. Such organizational expenses were capitalized and amortized on a straight-line basis over five years. As of January 17, 1995, all outstanding shares of the Fund were held by the chairman and controlling member of MFL, who purchased these initial shares in order to provide the Trust with its required capital. In the event any of the initial shares of the Fund are redeemed by the chairman and controlling member of MFL or by any subsequent owner at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share of the unamortized deferred organizational expenses as of the date of such redemption.

Report of Independent Public Accountants





To the Shareholders and Board of Trustees of the Treasurers' Government Money Market Fund of Millennium Income Trust:


We have audited the accompanying statement of assets and liabilities of the Treasurers' Government Money Market Fund of Millennium Income Trust (a Massachusetts business trust), including the portfolio of investments as of September 30, 1998, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund of the Millennium Income Trust as of September 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



                                             Arthur Andersen LLP

Cincinnati, Ohio,
November 6, 1998